FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1. Name and address of issuer:

   THE RIGHTIME FUND, INC.
   218 Glenside Avenue
   Wyncote, PA 19095

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                   X
                  ---
3. Investment Company Act Filer Number:

   811-4231

   Securities Act Filer Number:

   2-95943

4. (a) Last day of fiscal year for which notice is filed:

       October 31, 1998

   (b) Check box if this form is being filed late:

       Not Applicable

   (c) Check box if this is the last time issuer files:

       Not Applicable

5. Calculation of Registration Fee:

   (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                             $45,471,578

  (ii) Aggregate price of shares redeemed or repurchased during the fiscal year:
                                             $141,444,767

 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                              $0

  (iv) Total available redemption credits [5(ii) and 5(iii)]:

                                              $141,444,767

   (v) Net sales:
                                              $0

  (vi) Redemption credits available for use in future years:

                                              $95,973,189

 (vii) Multiplier:
                                              .000295000

(viii) Registration Fee Due:

                                               $0

6. Prepaid Shares:

   Not Applicable

7. Interest Due:

                                                $0

8. Total Amount of Registration Due:

                                                $0



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

    /s/ Curtis F. Hartranft
    Curtis F. Hartrant
    Assistant Secretary

    Date: 1/25/99

* Please print the name and title of the signing officer below the signature.